Securities Act File No. 033-26116

                        LEXINGTON NATURAL RESOURCES TRUST

                        Supplement dated October 2, 2000
                       to the Prospectus dated May 1, 2000

CHANGE TO THE PORTFOLIO MANAGEMENT TEAM

Effective September 15, 2000, the disclosure on page 5 of the Prospectus under the section "PORTFOLIO MANAGER," is hereby amended to reflect that Frank A. Peluso will now lead the portfolio management team for Lexington Natural Resources Trust (the "Fund"). Robert M. DeMichele will no longer act as manager to the Fund.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE